Exhibit 99.02

Client:	XXXX
Batch:	XXXX
Report Pulled:	XXXX
Loan Count:	15
Fields Reviewed	Discrepancy Count	Percentage
First Payment Due Date	1	9.09%
Index Type	4	36.37%
Initial Interest Rate Cap (Change Up)	1	9.09%
Loan Purpose	0	0.00%
Original CLTV	0	0.00%
Original LTV	0	0.00%
Origination/Note Date	1	9.09%
Originator Back-End DTI	3	27.27%
Property Type	0	0.00%
Subject Street Address	0	0.00%
The Original Principal and Interest Payment Amount	1	9.09%
Total Discrepancies:	11	100.00%